Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	3,184,005
Proposed Maximum Offering Price per Unit	5.05
Maximum Aggregate Offering Price	$ 16,079,225.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,220.54
Offering Note	(1) The Form S-8 registration statement to which this Exhibit 107 is attached (the Registration Statement) registers 3,184,005 shares of common stock, $0.0001 par value per share (the Common Stock), of Granite Ridge Resources, Inc., a Delaware corporation, that may be delivered with respect to awards under the Granite Ridge Resources, Inc. Amended and Restated 2022 Omnibus Incentive Plan (the Plan), including 2,500,000 shares that were added to the shares reserved for issuance under the Plan pursuant to the First Amendment to the Plan and additional shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling, and other terms and conditions of the Plan, including shares that were previously authorized for issuance pursuant to predecessor plans that will again become available for issuance under the Plan. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), the Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the Plan. (3) The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the New York Stock Exchange on May 28, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $5.05.